Concentrations (Tables)	12 Months Ended
Dec. 31, 2023
Concentrations [Abstract]
Schedules of Company's Revenue	The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenue for the years ended December 31, 2023, 2022 and 2021.
Customer	Year Ended December 31, 2023		Year Ended December 31, 2022		Year Ended December 31, 2021
A	*	%	37.4%		*	%
B	*	%	25.6%		*	%
C	*	%	24.7%		*	%
E	*	%	*	%	12.8%
F	92.0%		*	%	*	%
G	*	%	*	%	11.1%

*	Less than 10%